UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus™, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2018

Item #1. Reports to Stockholders.

INDEX	Union Street Partners Value Fund

Semi-Annual Report to Shareholders

UNION STREET PARTNERS VALUE FUND

For the Six Months ended
March 31, 2018
(unaudited)

April 30, 2018

Dear Shareholders:

The Union Street Partners Value Fund Advisor Class Share performance for the first half of fiscal year 2018 (9/30/2017—3/31/2018) was 4.11%. The Russell 1000® Value Index Total Return was 2.34% and the Morningstar Large Cap Value peer group return was 3.31% for the same period.

Performance for the first half of the year was strong relative to the benchmarks, as strong tailwinds from accelerating U.S. economic growth filled the sails of our banking and IT holdings. It is interesting to note that macroeconomic trends spurred growth in the banking and IT sectors, but at the individual business level fundamental improvements are due to unique growth stories.

Bank shares performed admirably last year due to an uptick in interest rates and a decrease in corporate tax rates. Higher levels of U.S. growth naturally lead to higher long-term interest rates. Considering that banks earn a large majority of their profits from the ability to make loans attached to longer-term interest rates, it is no surprise that corporate management as well as Wall Street are projecting higher earnings-per-share for the coming year. We believe the optimism surrounding the banks is appropriate and are pleased that the market has come around to our optimistic viewpoint for these companies. The top contributors in the Fund over the six-month period were JPM warrants and WFC warrants with 41.1 percent and 49.5 percent returns, respectively. We finished converting the warrants to common stock at the end of January.

Our businesses in the IT sector are benefitting from improving economic growth as well. However, the more interesting and powerful tailwind for both Microsoft and Intel has been their success in building businesses that are experiencing strong secular growth as leaders in cloud computing. Microsoft’s cloud operation is booming as businesses across the country depend on Microsoft to help them transition to the cloud economically and securely. Intel also benefits from the cloud migration. Massive amounts of data continue to transition to the cloud every day. Intel’s chips are the engines that drive the servers and datacenters required to store and process these massive amounts of new information. We are pleased with the decisions made by both management teams to devote the appropriate resources to benefit from such a strong secular growth story.

The top detractor to the Fund’s performance for the period was General Electric. GE is undergoing a major turnaround effort led by new CEO John L. Flannery. Over the past nine months, Flannery has slashed forward earnings guidance, cut the dividend, and is pursuing other strategic initiatives to streamline the business and focus on future profitability. We believe in his vision for the company and think the shares offer a compelling risk-reward opportunity at current prices.

Keeping it simple

“Truth is ever to be found in simplicity, and not in the multiplicity and confusion of things.”

           –Isaac Newton

Our investment process is, by design, simple. We work hard to identify and own great businesses trading at discount prices. The simple nature of our process helps focus our thinking and filter out the noise.

We view each position in your fund as an ownership stake in the underlying business and expect to earn returns commensurate with the underlying business’ long-term growth in earnings per share, assuming we paid a reasonable price. It really is simple. Owning great businesses and holding them for the long-term has a strong history of delivering sound returns and building wealth.

Thank you

As always, we want to thank you for trusting us with your hard-earned money. If you have any questions, please do not hesitate to contact us.

Sincerely,

Bernie McGinn, CFA and McCoy Penninger, CFA
800-231-3663

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2018 and are subject to change at any time.

Stated performance in the Fund was achieved at some or all points during the period by Union Street Partners, LLC (“USP”), the investment advisor to the Fund. USP waived or reimbursed part of the Fund’s total expenses. Had USP not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2018
(unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 94.56%

BANKS – 27.72%
Bank of America Corp.	55,700	$1,670,443
Burke & Herbert Bank and Trust Co.	50	137,500
Citigroup, Inc.	22,000	1,485,000
JP Morgan Chase & Co.	28,600	3,145,142
Wells Fargo & Co.	25,700	1,346,937

		7,785,022

BEVERAGES – 2.48%
Diageo plc Spons ADR	5,150	697,413

COMPUTERS – 18.09%
Apple, Inc.	12,060	2,023,427
Intel Corp.	24,300	1,265,544
Microsoft Corp.	19,620	1,790,717

		5,079,688

DIVERSIFIED MANUFACTURING – 8.33%
Cummins, Inc.	3,300	534,897
General Electric Co.	66,000	889,680
Monsanto Co.	7,850	916,017

		2,340,594

INSURANCE – 3.75%
Markel Corp.*	900	1,053,225

MEDICAL – 8.03%
Johnson & Johnson	6,100	781,715
Merck & Co., Inc.	13,000	708,110
Valeant Pharmaceuticals International, Inc.*	48,000	764,160

		2,253,985

OIL – 18.19%
BP plc Spons ADR	26,930	1,091,742
Chesapeake Energy Corp.*	305,000	921,100
Chevron Corp.	7,400	843,896
Exxon Mobil Corp.	14,050	1,048,270
Schlumberger Ltd.	10,200	660,756
Transocean Ltd.*	55,000	544,500

		5,110,264

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS – continued
March 31, 2018
(unaudited)

		Fair
	Shares	Value

RETAIL – 3.41%
J.C. Penney Co., Inc.*	50,000	$151,000
Target Corp.	11,600	805,388

		956,388

TELECOMMUNICATIONS – 4.56%
AT&T, Inc.	22,500	802,125
Verizon Communications, Inc.	10,000	478,200

		1,280,325

TOTAL COMMON STOCKS – 94.56%
(Cost: $16,601,715)		26,556,904

PREFERRED STOCK – 0.44%

CONVERTIBLE – 0.44%
Chesapeake Energy Corp., Preferred, 4.50%, Perpetual	2,500	123,150

TOTAL PREFERRED STOCKS – 0.44%
(Cost: $132,352)		123,150

EXCHANGE TRADED FUNDS – 2.09%
SPDR S&P Retail ETF	13,250	586,975

TOTAL EXCHANGE TRADED FUNDS
(Cost: $532,216)		586,975

MONEY MARKET FUND – 1.41%
Fidelity® Investments Money Market Government Portfolio – Class I 1.49%**
(Cost: $399,304)	399,304	399,304

TOTAL INVESTMENTS – 98.50%
(Cost: $17,665,587)		27,666,333
Other assets, net of liabilities – 1.50%		420,168

NET ASSETS – 100.00%		$28,086,501

*Non-Income producing.
** Effective 7 day yield as of March 31, 2018.
ADR – Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2018 (unaudited)

ASSETS
Investments at fair value (identified cost of $17,665,587 (Note 1)	$27,666,333
Receivable for capital stock sold	522,108
Dividends and interest receivable	30,435
Prepaid expenses	35,746

TOTAL ASSETS	28,254,622

LIABILITIES
Payable for capital stock redeemed	147,012
Accrued investment management fees	18,735
Accrued 12b-1 fees	63
Accrued administration, accounting and transfer agent fees	1,060
Other accrued expenses	1,251

TOTAL LIABILITIES	168,121

NET ASSETS	$28,086,501

Net Assets Consist of:
Paid-in-capital applicable to 1,657,303 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$18,540,461
Accumulated undistributed net investment income (loss)	24,545
Accumulated net realized gain (loss) on investments	(479,251)
Net unrealized appreciation (depreciation) of investments	10,000,746

Net Assets	$28,086,501

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A Shares:
Net Assets	$5,502,207
Shares Outstanding	319,734
Net Asset Value and Redemption Price*** Per Share	$17.21

Maximum Offering Price Per Share*	$18.26

Class C Shares:
Net Assets	$12,402,369
Shares Outstanding	745,277
Net Asset Value and Redemption Price Per Share	$16.64

Redemption Price Per Share**	$16.47

Advisor Class Shares:
Net Assets	$10,181,925
Shares Outstanding	592,292
Net Asset Value and Redemption Price Per Share	$17.19

* Maximum Offering Price per Share including Sales Charge of 5.75%
** Redemption Price per Share including CDSC Fee of 1% on the proceeds redeemed within 1 year of purchase.
*** Include a maximum deferred sales charge of 1% on the proceeds of certain redemptions made within 1 year of purchase if those shares were purchased without paying a front-end sales charge.

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENT OF OPERATIONS
Six months ended March 31, 2018 (unaudited)

INVESTMENT INCOME
Dividends	$318,287
Interest	4,305

Total investment income	322,592

EXPENSES
Investment management fees (Note 2)	142,098
12b-1 fees (Note 2)
Class A	7,681
Class C	62,756
Recordkeeping and administrative services (Note 2)	12,456
Accounting fees (Note 2)	9,195
Custody fees	1,790
Transfer agent fees (Note 2)	3,922
Professional fees	21,142
Filing and registration fees	6,392
Trustee fees	2,860
Compliance fees	3,403
Shareholder reports	4,338
Shareholder servicing (Note 2)
Class A	981
Class C	2,270
Advisor Class	4,325
Other	6,171

Total expenses	291,780
Fee waivers (Note 2)	(29,511)

Net expenses	262,269

Net investment income (loss)	60,323

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(479,281)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,454,804

Net realized and unrealized gain (loss) on investments	975,523

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,035,846

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended
	March 31, 2018	Year ended
	(unaudited)	September 30, 2017

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$60,323	$29,417
Net realized gain (loss) on investments	(479,281)	331,409
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,454,804	3,093,002

Increase (decrease) in net assets from operations	1,035,846	3,453,828

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(8,682)	(24,563)
Class C	–	(560)
Advisor Class	(27,096)	(80,978)
Net realized gain
Class A	(53,909)	(111,085)
Class C	(113,925)	(239,810)
Advisor Class	(84,985)	(174,039)

Increase (decrease) in net assets from distributions	(288,597)	(631,035)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class A	80,554	472,530
Class C	305,033	1,278,175
Advisor Class	817,049	810,651
Distributions reinvested
Class A	62,591	135,648
Class C	113,925	240,370
Advisor Class	112,081	255,016
Shares redeemed
Class A	(616,455)	(253,988)
Class C	(165,050)	(875,010)
Advisor Class	(176,008)	(566,675)

Increase (decrease) in net assets from capital stock transactions	533,720	1,496,717

NET ASSETS
Increase (decrease) during period	–	4,319,510
Beginning of period	26,805,532	22,486,022

End of period*	$28,086,501	$26,805,532

*Includes accumulated undistributed net investment income (loss) of:	$24,545	$–

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A

			Year ended September 30,

	Six months
	ended
	March 31, 2018
	(unaudited)		2017	2016	2015	2014	2013

Net asset value, beginning of period	$16.72		$14.82	$13.75	$15.04	$12.95	$10.44

Investment activities
Net investment income (loss)(1)	0.06		0.06	0.10	0.09	0.10	0.06
Net realized and unrealized gain (loss) on investments	0.60		2.26	1.31	(1.08)	2.27	2.53

Total from investment activities	0.66		2.32	1.41	(0.99)	2.37	2.59

Distributions
Net investment income	(0.02)		(0.08)	(0.08)	(0.10)	–	(0.08)
Net realized gain	(0.15)		(0.34)	(0.26)	(0.20)	(0.28)	–	(A)

Total distributions	(0.17)		(0.42)	(0.34)	(0.30)	(0.28)	(0.08)

Net asset value, end of period	$17.21		$16.72	$14.82	$13.75	$15.04	$12.95

Total Return	3.96%	***	15.64%	10.36%	(6.70% )	18.45%	24.92%

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.79%	**	1.92%	2.10%	1.99%	2.10%	2.43%
Expenses, net of fee waivers and reimbursements	1.60%	**	1.69%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	0.67%	**	0.37%	0.73%	0.62%	0.71%	0.50%
Portfolio turnover rate	14.75%	***	9.03%	19.75%	11.11%	6.90%	10.43%
Net assets, end of period (000’s)	$5,502		$5,809	$4,827	$11,665	$12,932	$11,358

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
** Annualized
*** Not Annualized
(A) Less than $0.01 per share

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C

			Year ended September 30,

	Six months
	ended
	March 31, 2018
	(unaudited)		2017		2016	2015	2014	2013

Net asset value, beginning of period	$16.21		$14.42		$13.41	$14.69	$12.75	$10.33

Investment activities
Net investment income (loss)(1)	(0.01)		(0.06)		(0.01)	(0.02)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	0.59		2.19		1.28	(1.05)	2.23	2.51

Total from investment activities	0.58		2.13		1.27	(1.07)	2.22	2.48

Distributions
Net investment income	–		–	(A)	–	(0.01)	–	(0.06)
Net realized gain	(0.15)		(0.34)		(0.26)	(0.20)	(0.28)	–	(A)

Total distributions	(0.15)		(0.34)		(0.26)	(0.21)	(0.28)	(0.06)

Net asset value, end of period	$16.64		$16.21		$14.42	$13.41	$14.69	$12.75

Total Return	3.57%	***	14.78%		9.56%	(7.39% )	17.55%	24.10%

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.54%	**	2.69%		2.85%	2.74%	2.85%	3.18%
Expenses, net of fee waivers and reimbursements	2.35%	**	2.44%		2.50%	2.50%	2.50%	2.50%
Net investment income (loss)	(0.08%	)**	(0.38%	)	(0.10% )	(0.13% )	(0.04% )	(0.25%	)
Portfolio turnover rate	14.75%	***	9.03%		19.75%	11.11%	6.90%	10.43%
Net assets, end of period (000’s)	$12,402		$11,838		$9,960	$8,431	$8,422	$5,334

(1) Per share amounts calculated using the average number of shares outstanding throughout the year.
** Annualized
*** Not Annualized
(A) Less than $0.01 per share

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Advisor Class

				Period
	Six months ended			April 27, 2016*
	March 31, 2018		Year ended	through
	(unaudited)		September 30, 2017	September 30, 2016

Net asset value, beginning of period	$16.70		$14.85	$14.48

Investment activities
Net investment income (loss)(1)	0.08		0.10	0.03
Net realized and unrealized gain (loss) on investments	0.61		2.25	0.34

Total from investment activities	0.69		2.35	0.37

Distributions
Net investment income	(0.05)		(0.16)	–
Net realized gain	(0.15)		(0.34)	–

Total distributions	(0.20)		(0.50)	–

Net asset value, end of period	$17.19		$16.70	$14.85

Total Return	4.11%	***	15.84%	2.56%	***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.59%	**	1.74%	1.85%	**
Expenses, net of fee waivers and reimbursements	1.35%	**	1.44%	1.50%	**
Net investment income (loss)	0.92%	**	0.62%	0.50%	**
Portfolio turnover rate	14.75%	***	9.03%	19.75%	***
Net assets, end of period (000’s)	$10,182		$9,159	$7,699

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
* Commencement of operations
** Annualized
*** Not Annualized

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Union Street Partners Value Fund (the “Fund”) is a non-diversified series of the World Funds Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. Class A shares of the Fund commenced operations on December 29, 2010, Class C commenced operations on April 14, 2011 and the Advisor Class commenced operations on April 27, 2016. The Fund currently offers Class A, Class C, and Advisor Class shares.

The Fund’s investment objective is to achieve capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges (including exchange traded funds (“ETFs”) and warrants) or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE and the value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$26,419,404	$137,500	$–	$26,556,904
Preferred Stocks	123,150	–	–	123,150
Exchange Traded Funds	586,975	–	–	586,975
Money Market Fund	399,304	–	–	399,304

	$27,528,833	$137,500	$–	$27,666,333

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and industry.

There were no transfers into or out of any levels during the six months ended March 31, 2018. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended March 31, 2018.

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

Warrants

The Fund can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the Fund the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Fund has no obligation to exercise the warrant and buy the stock.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying registered investment companies are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund identifies its major tax jurisdiction as U. S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. As of March 31, 2018, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Fund currently offers three classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 1% on the proceeds of certain redemptions of Class A shares made within 1 year of purchase if those shares were purchased without paying a front-end sales charge. Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more. Class C shares include a maximum deferred sales charge of 1% on the proceeds of Class C shares redeemed within 1 year of purchase. Advisor Class shares are not subject to redemption fees or deferred sales charges.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund’s shareholders approved an Investment Advisory Agreement between Union Street Partners, LLC (“USP”) and the Fund and also an investment sub-advisory agreement between USP and McGinn Investment Management, Inc. (“McGinn”). McGinn and USP are affiliated investment advisors. Mr. Bernard F. McGinn, the Fund’s portfolio manager, is a majority shareholder of McGinn and McGinn owns 50% of USP.

Pursuant to the Investment Advisory Agreement, USP provides investment advisory services for an annual fee of 1.00% of average daily net assets. USP analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. USP evaluates the performance of McGinn in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, McGinn is responsible for the day–to–day decision making with respect to the Fund’s investment

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

program. McGinn, with USP’s oversight, manages the investment and reinvestment of the assets on the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, McGinn is entitled to receive a sub-advisory fee of 0.50% of average daily net assets. McGinn’s fee for sub-advisory services is paid by USP from the investment advisory fees it receives and not by the Fund. McGinn, with USP’s oversight, managed the investment and reinvestment of the assets of the Fund.

USP has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.35% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to January 31, 2019. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. For the six months ended March 31, 2018, USP earned $142,098 and waived $29,511 advisory fees. The total amount of recoverable reimbursements as of March 31, 2018 was $224,165 which expires as follows:

Recoverable Reimbursements and Expiration Dates

2018	2019	2020	2021	Total

$52,559	$74,951	$67,144	$29,511	$224,165

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A and Class C shares may finance activities which are primarily intended to result in the sale of the Fund’s Class A and Class C shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% and 1.00% per annum on the Fund’s Class A and Class C average daily net assets, respectively.

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets of each class attributable to its customers who are shareholders. For the fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

For the six months ended March 31, 2018, the following fees were incurred:

Class	Type of Plan	Fees Incurred

Class A	12b-1	$7,681
Class A	Shareholder Services	981
Class C	12b-1	62,756
Class C	Shareholder Services	2,270
Advisor Class	Shareholder Services	4,325

		$78,013

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 1% for certain Fund share redemptions occurring within 1 year of purchase on Class A shares if those shares were purchased without paying a front-end sales load and 1% CDSC on redemptions within one year of purchase on Class C shares. For the six months ended March 31, 2018, FDCC received no underwriting or CDSC fees.

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended March 31, 2018, CFS received the following fees:

Administration	Transfer Agent	Accounting

$12,456	$3,922	$9,195

Certain officers of the Trust are also officers of CFS and FDCC. Additionally, John H. Lively of Practus™ LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus™ LLP. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2018, were as follows:

Purchases	Sales

$5,053,821	$4,872,917

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the six months ended March 31, 2018 and the year ended September 30, 2017 was as follows:

	Six months ended
	March 31, 2018	Year ended
	(unaudited)	September 30, 2017

Distributions paid from:	$35,778	$102,046
Ordinary income	252,819	528,989

Realized gains	$288,597	$631,035

As of March 31, 2018, the components of distributable earnings on a tax basis were as follows:

Six months ended
March 31, 2018
(unaudited)

Accumulated undistributed net investment income (loss)	$24,545
Accumulated net realized gain (loss)	(479,251)
Net unrealized appreciation (depreciation) on investments	10,000,746

$9,546,040

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
Cost	Appreciation	Depreciation	Appreciation

$17,665,587	10,675,491	(674,745)	$10,000,746

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Six months ended March 31, 2018 (unaudited)

	Class A	Class C	Advisor Class

Shares sold	4,634	17,876	47,485
Shares reinvested	3,506	6,585	6,290
Shares redeemed	(35,896)	(9,490)	(9,829)

Net increase (decrease)	(27,756)	14,971	43,946

Year ended September 30, 2017

	Class A	Class C	Advisor Class

Shares sold	29,130	80,559	49,974
Shares reinvested	8,098	14,711	15,270
Shares redeemed	(15,395)	(55,430)	(35,518)

Net increase (decrease)	21,833	39,840	29,726

NOTE 6 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2018, the Fund had 27.72% of the value of its net assets invested in securities within the Banking sector.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

At a meeting held on November 14-15, 2017 the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement between the Trust and Union Street Partners, LLC (the “Adviser”) in regard to the Union Street Partners Value Fund and the Sub-Advisory Agreement between the Adviser and McGinn Investment Management, Inc. (the “Sub-Adviser”) on behalf of the Fund (collectively, the “Advisory Agreements”).

Counsel reviewed with the Board the memorandum from Counsel dated October 19, 2017, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Adviser and the Trust on behalf of the Union Street Partners Value Fund and the Sub-Advisory Agreement between the Adviser and the Sub-Adviser. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the investment performance of the Union Street Partners Value Fund; (iii) the costs of the services provided and profits realized by the Adviser and Sub-Adviser from the relationship with the Union Street Partners Value Fund; (iv) the extent to which economies of scale would be realized if the Union Street Partners Value Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Union Street Partners Value Fund’s investors; and (v) the Adviser’s and Sub-Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s and Sub-Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreements, including: (i) reports regarding the services and support provided to the Union Street Partners Value Fund and its shareholders; (ii) quarterly assessments of the investment performance of the Union Street Partners Value Fund; (iii) commentary on the reasons for the performance; (iv) presentations by the Adviser and Sub-Adviser on their investment philosophy, investment strategy, personnel and operations utilized in managing the Union Street Partners Value Fund; (v) compliance reports concerning the Union Street Partners Value Fund, the Adviser and the Sub-Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser and Sub-Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser and Sub-Adviser, including financial information, a description of personnel and the services provided to the Union Street Partners Value Fund, information on investment advice, performance, summaries of Union Street Partners Value Fund expenses, compliance program, current legal matters (if any), and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Union Street Partners Value Fund; (iii) the anticipated effect of size on the Union Street Partners Value Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser and Sub-Adviser from their relationship with the Union Street Partners Value Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors.

1.	Nature, Extent and Quality of the Services Provided by the Adviser and Sub-Adviser.

In considering the nature, extent, and quality of the services provided by the Adviser and the Sub-Adviser, the Trustees reviewed the responsibilities of the Adviser and the Sub-Adviser under the Advisory Agreements. The Trustees reviewed the services being provided by the Adviser and Sub-Adviser to the Union Street Partners Value Fund, including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); the process for formulating investment recommendations and assuring compliance with the Union Street Partners Value Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements; the coordination of services for the Union Street Partners Value Fund among the service providers and the Independent Trustees; the Adviser’s efforts to promote the Union Street Partners Value Fund and grow its assets and the Adviser’s oversight of the Sub-Adviser. The Trustees evaluated the Adviser’s and Sub-Adviser’s personnel, focusing in particular on the education and experience of the Adviser’s and Sub-Adviser’s

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

compliance and portfolio management personnel. The Trustees considered the Adviser’s decision to hire a third-party compliance consultant to review its policies and procedures on an annual basis. The Trustees also considered the expense limitation agreement in place for the Union Street Partners Value Fund and the Adviser’s renewal of that agreement through January 31, 2019. It was noted that the Adviser recently reduced the expense limitation amount for the benefit of the Union Street Partners Value Fund. The Trustees also considered the letter of support from principals of the Sub-Adviser to provide financial support to the Adviser, if necessary to ensure it can satisfy its expense commitments to the Union Street Partners Value Fund. The Trustees considered marketing efforts of the Adviser and Sub-Adviser, noting the recent success of these efforts. After reviewing the foregoing information and further information in the materials provided by the Adviser and Sub-Adviser (including the Adviser’s and Sub-Adviser’s Form ADV and other relevant disclosures), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser were satisfactory and adequate for the Union Street Partners Value Fund.

2.	Investment Performance of the Union Street Partners Value Fund, the Adviser and the Sub-Adviser.

In considering the investment performance of the Union Street Partners Value Fund and the Sub-Adviser, the Trustees compared the short- and long-term performance of the Union Street Partners Value Fund with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. The Trustees also compared the short- and long-term performance of the Union Street Partners Value Fund with the performance of other accounts managed by the Sub-Adviser with similar objectives, strategies and holdings as those of the Union Street Partners Value Fund. The Trustees noted that for the fiscal year ended September 30, 2017, the Union Street Partners Value Fund outperformed the Russell 1000 Value Index but underperformed the S&P 500® Total Return Index. The Trustees further noted that the Union Street Partners Value Fund slightly underperformed the average fund in its custom Morningstar Large Cap Value category. The Trustees noted that for the three- and five-year periods ended September 30, 2017, the Union Street Partners Value Fund trailed the performance of the two comparative indices and its Morningstar customer category (i.e., 154 Large Value Funds). The Trustees next considered the Union Street Partners Value Fund’s performance compared to its peer group as selected by Morningstar, Inc., noting that for the three-year period ended September 30, 2017 the Union Street Partners Value Fund ranked in the bottom quartile. The Trustees considered that Morningstar selected the Union Street Partners Value Fund’s peer group by screening its universe of large value funds with less than $100 million in net assets, which resulted in a peer group of fifteen funds. The Board also considered how the Union Street Partners Value Fund’s performance compared to the S&P 500 Index, its Morningstar peer group and Morningstar custom category for the one-year period ended September 30, 2017, noting that it outperformed the S&P 500 Index but underperformed relative to its Morningstar custom category and Morningstar peer group. The Board reviewed

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

the performance of the Sub-Adviser’s separately managed accounts, noting that the Union Street Partners Value Fund’s returns closely tracked those of the Sub-Adviser’s separately managed accounts. After reviewing and discussing the investment performance of the Union Street Partners Value Fund further, the Adviser’s and Sub-Adviser’s experience managing the Union Street Partners Value Fund, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Union Street Partners Value Fund and the Sub-Adviser was satisfactory.

3.	Costs of the Services provided and profits realized by the Adviser and Sub-Adviser.

In considering the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from the relationship with the Union Street Partners Value Fund, the Trustees considered: the Adviser’s and Sub-Adviser’s financial condition and the level of commitment to the Union Street Partners Value Fund by the principals of the Adviser and the Sub-Adviser; the asset level of the Union Street Partners Value Fund; the overall expenses of the Union Street Partners Value Fund; and the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Adviser and Sub-Adviser regarding its profits associated with managing the Union Street Partners Value Fund. The Trustees noted that both the Adviser and Sub-Adviser were profitable or expected to be profitable in regard to the services provided to the Union Street Partners Value Fund. The Trustees also considered potential benefits for the Adviser and Sub-Adviser in managing the Union Street Partners Value Fund. The Trustees then compared the fees and expenses of the Union Street Partners Value Fund (including the advisory fee) to other comparable mutual funds. The Trustees considered the split of the advisory fees paid to the Adviser versus that paid to the Sub-Adviser and the respective services provided by each to the Fund. The Trustees also considered the fees charged by the Sub-Adviser to manage separate accounts with objectives and strategies similar to the Union Street Partners Value Fund, noting the Union Street Partners Value Fund is paying less than the average separate account. The Trustees noted that the Union Street Partners Value Fund’s net expense ratio ranked in the bottom quartile relative to its Morningstar peer group and Morningstar custom category average. The Trustees also noted that the contractual advisory fee rate paid to the Adviser was above the peer and category median and was among the highest in each group. It was noted that the Union Street Partners Value Fund has not yet achieved economies of scale to offset its high operational expenses at this time, and Counsel advised that as a result of the expense limitation arrangement, the effective management fee was significantly lower. Based on the foregoing, the Board concluded that the fees to be paid to the Adviser and Sub-Adviser and the profits to be realized by the Adviser and Sub-Adviser, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser and Sub-Adviser.

4.	Economies of Scale.

The Board next considered the impact of economies of scale on the Union Street Partners Value Fund’s size and whether advisory fee levels reflect those economies

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

of scale for the benefit of the Union Street Partners Value Fund’s shareholders. The Trustees considered that while the advisory fee remained the same at all asset levels, the Union Street Partners Value Fund’s shareholders had experienced benefits from the Union Street Partners Value Fund’s expense limitation arrangement. It was noted that the Adviser recently reduced the expense limitation amount for the benefit of the Union Street Partners Value Fund. The Trustees noted that the Union Street Partners Value Fund’s shareholders will continue to benefit from the expense limitation arrangement until the Fund’s expenses fall below the expense cap. Thereafter, the Trustees noted that the Union Street Partners Value Fund’s shareholders will benefit from economies of scale under the Fund’s agreements with service providers other than the Adviser, if the Union Street Partners Value Fund’s assets grow to a level where breakpoints are applicable. In light of its ongoing consideration of the Union Street Partners Value Fund’s asset levels, expectations for growth in the Union Street Partners Value Fund, and fee levels, the Board determined that the Union Street Partners Value Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser and Sub-Adviser.

5.	The Adviser’s and Sub-Adviser’s Practices Regarding Possible Conflicts of Interest and Benefits to the Adviser and Sub-Adviser.

In considering the Adviser’s and Sub-Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Union Street Partners Value Fund; the basis of decisions to buy or sell securities for the Union Street Partners Value Fund; and the substance and administration of the Adviser’s and Sub-Adviser’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to the Adviser’s and Sub-Adviser’s potential conflicts of interest. It was noted that the Adviser and Sub-Adviser identified specific benefits, including the receipt of advisory fees from the Union Street Partners Value Fund and the Sub-Adviser’s ability to use soft dollars to aid in the management of the Union Street Partners Value Fund and its other client accounts. Based on the foregoing, the Board determined that the Adviser’s and Sub-Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest, as well as the benefits to be derived by the Adviser and the Sub-Adviser were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreements were fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreements for an additional one-year term.

UNION STREET PARTNERS VALUE FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 1 year of purchase of Class A shares and within one year of purchase for Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2017, and held for the six months ended March 31, 2018.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this six months.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

UNION STREET PARTNERS VALUE FUND – continued
FUND EXPENSES (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/2017)	Ending Account Value (3/31/2018)	Annualized Expense Ratio	Expenses Paid During Period Ended* 3/31/2018
Class A Actual	$1,000	$1,039.62	1.60%	$8.14
Class A Hypothetical **	$1,000	$1,017.00	1.60%	$8.05
Class C Actual	$1,000	$1,035.66	2.35%	$11.93
Class C Hypothetical **	$1,000	$1,013.25	2.35%	$11.80
Advisor Class Actual	$1,000	$1,041.10	1.35%	$6.87
Advisor Class Hypothetical **	$1,000	$1,018.25	1.35%	$6.79

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 365 days in the current year.
** 5% return before expenses

Investment Adviser:
Union Street Partners, LLC
1421 Prince Street, Suite 400
Alexandria, Virginia 22314

Investment Sub-Adviser:
McGinn Investment Management, Inc.
277 South Washington Street, Suite 340
Alexandria, Virginia 22314

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:
Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. Toll Free at (800) 673-0550.

ITEM 2.	CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: June 6, 2018

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer

Date: June 6, 2018

* Print the name and title of each signing officer under his or her signature.